Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to leases was as follows:

	As of June 30,
	2026	2025
	$	$
Right-of-use assets(“ROU”), net	3,446,084	3,177,674
Operating lease ROU	3,410,307	3,126,045
Finance lease ROU	35,777	51,629

Lease liabilities - current	413,453	223,543
Current operating lease obligation	397,294	207,904
Current finance lease obligation	16,159	15,639

Lease liabilities – non-current	230,506	187,355
Non-current operating lease obligation	219,445	160,161
Non-current finance lease obligation	11,061	27,194
Total lease obligation	643,959	410,898

Schedule of Contractual Maturities of the Group’s Operating and Finance Lease Liabilities

The following table shows the remaining contractual maturities of the Group’s operating and finance lease liabilities as of June 30, 2026:

	Operating	Finance
	$	$
Year ending June 30, 2027	416,134	16,790
Year ending June 30, 2028	193,983	11,194
Year ending June 30, 2029	30,810	-
Total undiscounted lease obligations	640,926	27,984
Less: imputed interest	24,188	764
Lease liabilities recognized in the consolidated balance sheet	616,739	27,220